Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table provides information showing the relationship during 2024, 2023, 2022, 2021 and 2020 between (1) executive compensation “actually paid” (as defined by SEC rule) to (a) each person serving as our principal executive officer, or PEO, and (b) all of our other NEOs on an average basis, and (2) the Company’s financial performance.

							Value of Initial Fixed $100
Year	Summary Compensation Table Total for PEO Serving at End of Year	Compensation Actually Paid to PEO Serving at End of Year(1)	Summary Compensation Table Total for Other PEO Serving During Year	Compensation Actually Paid to Other PEO Serving During Year(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)	Company TSR	Compensation Peer Group TSR (2)		Net Income (in millions)	EPS/ Adjusted EPS(3)
2024	$8,580,730 (4)	$7,829,705 (4)	N/A	N/A	$2,957,990 (5)	$2,438,759 (5)	$96.48	$121.95		$1,051	$5.32
2023	$7,720,825 (4)	$6,663,470 (4)	N/A	N/A	$3,208,811 (5)	$2,296,630 (5)	$88.32	$94.14	(6)	$944	$4.89
2022	$6,720,753 (4)	$6,550,865 (4)	$1,522,833 (7)	$544,611 (7)	$2,826,346 (5)	$2,788,422 (5)	$130.03	$106.97	(6)	$820	$4.50
2021	$7,398,128 (7)	$8,409,238 (7)	N/A	N/A	$1,839,683 (5)	$2,025,485 (5)	$158.36	$105.88		$1,263	$4.27
2020	$5,675,833 (8)	$7,196,530 (8)	$4,072,322 (8)	$10,040,238 (8)	$1,715,619 (5)	$1,986,287 (5)	$126.88	$91.15		$709	$3.91

(1)
The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate compensation actually paid. In computing these amounts with respect to PSUs, (i) total fair value (FV) as of year-end
is based on the updated expected payout of the PSU using data through year-end
(including as estimated through Monte Carlo simulations), and (ii) total FV as of the vesting date is based on the number of shares actually earned based on performance
.

	2024		2023		2022			2021		2020
Adjustments to Total Compensation, from Summary Compensation Table	PEO at End of Year	All Average NEOs	PEO at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO Serving at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs

Total Compensation, from Summary Compensation Table	$8,580,730	$2,957,990	$7,720,825	$3,208,811	$6,720,753	$1,522,833	$2,826,346	$7,398,128	$1,839,683	$5,675,833	$4,072,322	$1,715,619

Deduct grant date fair value of equity awards granted during the year	$(4,881,557)	$(1,151,400)	$(4,654,564)	$(1,191,531)	$(4,067,077)	$(290,791)	$(1,352,217)	$(3,999,969)	$(689,695)	$(2,543,912)	$(3,499,895)	$(530,355)

Add year-end FV of equity awards granted during year that are outstanding and unvested as of year-end	$5,038,937	$1,148,910	$4,312,502	$1,103,938	$3,974,063	$—	$1,315,031	$4,011,528	$706,983	$3,504,752	$4,633,888	$632,680

Add change in FV as of year-end of equity awards granted in prior years that are outstanding and unvested as of year-end	$(796,584)	$(161,524)	$(705,528)	$(238,561)	$78,663	$318,793	$8,930	$1,430,514	$321,927	$1,334,571	$4,402,666	$411,387

Add change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested during the year	$(111,821)	$(27,665)	$(9,765)	$870	$(155,537)	$(461,447)	$(57,025)	$116,792	$23,821	$156,075	$431,257	$32,566

Deduct FV at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the year	$—	$—	$—	$—	$—	$(1,041,948)	$—	$—	$—	$—	$—	$(92,035)

Deduct change in actuarial present value for all defined benefit and acturial pension plans	$—	$(360,504)	$—	$(624,104)	$—	$—	$—	$(1,017,097)	$(226,613)	$(1,191,466)	$—	$(203,161)

Add ASC 715 pension service cost attributable to services rendered in the year	$—	$32,952	$—	$37,207	$—	$497,171	$47,357	$469,342	$49,379	$260,677	$—	$19,586

Compensation Actually Paid (as defined by SEC rule)	$7,829,705	$2,438,759	$6,663,470	$2,296,630	$6,550,865	$544,611	$2,788,422	$8,409,238	$2,025,485	$7,196,530	$10,040,238	$1,986,287

(2)
The identity of the companies, and the analysis utilized by the ED&CC to review and approve changes, in the peer group for 2024, 2023, 2022, 2021 and 2020 are incorporated by reference from the descriptions contained in “—Compensation Discussion and Analysis—Compensation Determinations and Pay Competitiveness” in this proxy statement and in the corresponding sections of our 2024, 2023, 2022 and 2021 proxy statements. The peer groups for 2024, 2023 and 2022 were comprised of the same companies, except that UGI Corporation replaced Public Service Enterprise Group Incorporated, beginning with the 2023 peer group. The peer groups for 2021 and 2020 were comprised of the same companies as for 2022, except that MDU Resources Group, Inc., which had been included in the 2021 and 2020 peer groups, was replaced by Essential Utilities, Inc. in 2022.

(3)
This metric is the Company-Selected Measure, which in our assessment represents the most important financial performance measure that we use to link compensation “actually paid” (as defined by SEC rule) in 2024 to our NEOs. Adjusted EPS for 2024, 2023, 2022 and 2021 is a
non-GAAP
measure. See Part A of Appendix A for a reconciliation.

(4)	Ms. Hardwick has been serving as our PEO effective as of February 2, 2022.
(5)
The persons included as the other NEOs in this calculation for each year are: (i) for 2024, Mses. Kennedy, Norton and Mitchell, and Messrs. Bowler and Griffith; (ii) for 2023 and 2022, Mses. Kennedy and Norton, and James H. Gallegos and Mr. Griffith; (iii) for 2021, Mses. Kennedy, Hardwick and Norton, and Adam Noble and Michael A. Sgro; and (iv) for 2020, Ms. Hardwick, and Brian Chin, Bruce A. Hauk, Mr. Sgro and Loyd A. Warnock.

(6)
The cumulative TSR reported above for the Company’s peer group for (i) 2023 ($94.14) would have been $92.18 if the companies in the 2022 peer group had been used instead and (ii) 2022 ($106.97) would have been $106.63 if the companies in the 2021 peer group had been used instead. There were no peer group changes that impacted compensation for 2024, 2021 or 2020.

(7)	During 2021, Walter J. Lynch served as our PEO until his retirement on February 2, 2022.
(8)	Mr. Lynch was PEO as of December 31, 2020, after succeeding Susan N. Story as our PEO upon her retirement effective April 1, 2020.

Company Selected Measure Name	EPS/ Adjusted EPS
Named Executive Officers, Footnote
(5)
The persons included as the other NEOs in this calculation for each year are: (i) for 2024, Mses. Kennedy, Norton and Mitchell, and Messrs. Bowler and Griffith; (ii) for 2023 and 2022, Mses. Kennedy and Norton, and James H. Gallegos and Mr. Griffith; (iii) for 2021, Mses. Kennedy, Hardwick and Norton, and Adam Noble and Michael A. Sgro; and (iv) for 2020, Ms. Hardwick, and Brian Chin, Bruce A. Hauk, Mr. Sgro and Loyd A. Warnock.

Peer Group Issuers, Footnote
(6)
The cumulative TSR reported above for the Company’s peer group for (i) 2023 ($94.14) would have been $92.18 if the companies in the 2022 peer group had been used instead and (ii) 2022 ($106.97) would have been $106.63 if the companies in the 2021 peer group had been used instead. There were no peer group changes that impacted compensation for 2024, 2021 or 2020.

Adjustment To PEO Compensation, Footnote
(1)
The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate compensation actually paid. In computing these amounts with respect to PSUs, (i) total fair value (FV) as of year-end
is based on the updated expected payout of the PSU using data through year-end
(including as estimated through Monte Carlo simulations), and (ii) total FV as of the vesting date is based on the number of shares actually earned based on performance
.

	2024		2023		2022			2021		2020
Adjustments to Total Compensation, from Summary Compensation Table	PEO at End of Year	All Average NEOs	PEO at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO Serving at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs

Total Compensation, from Summary Compensation Table	$8,580,730	$2,957,990	$7,720,825	$3,208,811	$6,720,753	$1,522,833	$2,826,346	$7,398,128	$1,839,683	$5,675,833	$4,072,322	$1,715,619

Deduct grant date fair value of equity awards granted during the year	$(4,881,557)	$(1,151,400)	$(4,654,564)	$(1,191,531)	$(4,067,077)	$(290,791)	$(1,352,217)	$(3,999,969)	$(689,695)	$(2,543,912)	$(3,499,895)	$(530,355)

Add year-end FV of equity awards granted during year that are outstanding and unvested as of year-end	$5,038,937	$1,148,910	$4,312,502	$1,103,938	$3,974,063	$—	$1,315,031	$4,011,528	$706,983	$3,504,752	$4,633,888	$632,680

Add change in FV as of year-end of equity awards granted in prior years that are outstanding and unvested as of year-end	$(796,584)	$(161,524)	$(705,528)	$(238,561)	$78,663	$318,793	$8,930	$1,430,514	$321,927	$1,334,571	$4,402,666	$411,387

Add change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested during the year	$(111,821)	$(27,665)	$(9,765)	$870	$(155,537)	$(461,447)	$(57,025)	$116,792	$23,821	$156,075	$431,257	$32,566

Deduct FV at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the year	$—	$—	$—	$—	$—	$(1,041,948)	$—	$—	$—	$—	$—	$(92,035)

Deduct change in actuarial present value for all defined benefit and acturial pension plans	$—	$(360,504)	$—	$(624,104)	$—	$—	$—	$(1,017,097)	$(226,613)	$(1,191,466)	$—	$(203,161)

Add ASC 715 pension service cost attributable to services rendered in the year	$—	$32,952	$—	$37,207	$—	$497,171	$47,357	$469,342	$49,379	$260,677	$—	$19,586

Compensation Actually Paid (as defined by SEC rule)	$7,829,705	$2,438,759	$6,663,470	$2,296,630	$6,550,865	$544,611	$2,788,422	$8,409,238	$2,025,485	$7,196,530	$10,040,238	$1,986,287

Non-PEO NEO Average Total Compensation Amount	$ 2,957,990	$ 3,208,811	$ 2,826,346	$ 1,839,683	$ 1,715,619
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,438,759	2,296,630	2,788,422	2,025,485	1,986,287
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate compensation actually paid. In computing these amounts with respect to PSUs, (i) total fair value (FV) as of year-end
is based on the updated expected payout of the PSU using data through year-end
(including as estimated through Monte Carlo simulations), and (ii) total FV as of the vesting date is based on the number of shares actually earned based on performance
.

	2024		2023		2022			2021		2020
Adjustments to Total Compensation, from Summary Compensation Table	PEO at End of Year	All Average NEOs	PEO at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO Serving at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs

Total Compensation, from Summary Compensation Table	$8,580,730	$2,957,990	$7,720,825	$3,208,811	$6,720,753	$1,522,833	$2,826,346	$7,398,128	$1,839,683	$5,675,833	$4,072,322	$1,715,619

Deduct grant date fair value of equity awards granted during the year	$(4,881,557)	$(1,151,400)	$(4,654,564)	$(1,191,531)	$(4,067,077)	$(290,791)	$(1,352,217)	$(3,999,969)	$(689,695)	$(2,543,912)	$(3,499,895)	$(530,355)

Add year-end FV of equity awards granted during year that are outstanding and unvested as of year-end	$5,038,937	$1,148,910	$4,312,502	$1,103,938	$3,974,063	$—	$1,315,031	$4,011,528	$706,983	$3,504,752	$4,633,888	$632,680

Add change in FV as of year-end of equity awards granted in prior years that are outstanding and unvested as of year-end	$(796,584)	$(161,524)	$(705,528)	$(238,561)	$78,663	$318,793	$8,930	$1,430,514	$321,927	$1,334,571	$4,402,666	$411,387

Add change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested during the year	$(111,821)	$(27,665)	$(9,765)	$870	$(155,537)	$(461,447)	$(57,025)	$116,792	$23,821	$156,075	$431,257	$32,566

Deduct FV at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the year	$—	$—	$—	$—	$—	$(1,041,948)	$—	$—	$—	$—	$—	$(92,035)

Deduct change in actuarial present value for all defined benefit and acturial pension plans	$—	$(360,504)	$—	$(624,104)	$—	$—	$—	$(1,017,097)	$(226,613)	$(1,191,466)	$—	$(203,161)

Add ASC 715 pension service cost attributable to services rendered in the year	$—	$32,952	$—	$37,207	$—	$497,171	$47,357	$469,342	$49,379	$260,677	$—	$19,586

Compensation Actually Paid (as defined by SEC rule)	$7,829,705	$2,438,759	$6,663,470	$2,296,630	$6,550,865	$544,611	$2,788,422	$8,409,238	$2,025,485	$7,196,530	$10,040,238	$1,986,287

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is an unranked tabular list of the most important financial and non-financial
measures that we use to link compensation “actually paid” (as defined by SEC rule and set forth above) to all of our NEOs during 2024 to our performance. The Company-Selected Measure is denoted with an asterisk.

Tabular List of Performance Measures
Financial	Non-Financial
EPS*	DART
EPS CAGR	Drinking Water Quality
Relative TSR	Customer Satisfaction
ROE

Total Shareholder Return Amount	$ 96.48	88.32	130.03	158.36	126.88
Peer Group Total Shareholder Return Amount	121.95	94.14	106.97	105.88	91.15
Net Income (Loss)	$ 1,051,000,000	$ 944,000,000	$ 820,000,000	$ 1,263,000,000	$ 709,000,000
Company Selected Measure Amount	5.32	4.89	4.5	4.27	3.91
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Non-GAAP Measure Description	This metric is the Company-Selected Measure, which in our assessment represents the most important financial performance measure that we use to link compensation “actually paid” (as defined by SEC rule) in 2024 to our NEOs. Adjusted EPS for 2024, 2023, 2022 and 2021 is a
non-GAAP
	measure. See Part A of Appendix A for a reconciliation.
Measure:: 2
Pay vs Performance Disclosure
Name	EPS CAGR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ROE
Measure:: 5
Pay vs Performance Disclosure
Name	DART
Measure:: 6
Pay vs Performance Disclosure
Name	Drinking Water Quality
Measure:: 7
Pay vs Performance Disclosure
Name	Customer Satisfaction
Ms. Hardwick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,580,730	$ 7,720,825	$ 6,720,753
PEO Actually Paid Compensation Amount	$ 7,829,705	$ 6,663,470	$ 6,550,865
PEO Name	Ms. Hardwick	Ms. Hardwick	Ms. Hardwick
Walter J. Lynch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,522,833	$ 7,398,128	$ 5,675,833
PEO Actually Paid Compensation Amount			$ 544,611	$ 8,409,238	$ 7,196,530
PEO Name			Mr. Lynch	Mr. Lynch	Mr. Lynch
Susan N. Story [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 4,072,322
PEO Actually Paid Compensation Amount					$ 10,040,238
PEO Name					Susan N. Story
PEO | Ms. Hardwick [Member] | Grant Date Fair Value (Gdfv) Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,881,557)	$ (4,654,564)	$ (4,067,077)
PEO | Ms. Hardwick [Member] | Year End Fv Of Equity Awards Granted During Year That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,038,937	4,312,502	3,974,063
PEO | Ms. Hardwick [Member] | Change In Fv As Of Year End Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(796,584)	(705,528)	78,663
PEO | Ms. Hardwick [Member] | Change In Fv From End Of The Prior Fiscal Year To The Vesting Date For Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,821)	(9,765)	(155,537)
PEO | Ms. Hardwick [Member] | Fv At The End Of The Prior Fiscal Year For Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Ms. Hardwick [Member] | Change In Actuarial Present Value For All Defined Benefit And Acturial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Ms. Hardwick [Member] | Asc 715 Pension Service Cost Attributable To Services Rendered In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Walter J. Lynch [Member] | Grant Date Fair Value (Gdfv) Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(290,791)	$ (3,999,969)	$ (2,543,912)
PEO | Walter J. Lynch [Member] | Year End Fv Of Equity Awards Granted During Year That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	4,011,528	3,504,752
PEO | Walter J. Lynch [Member] | Change In Fv As Of Year End Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			318,793	1,430,514	1,334,571
PEO | Walter J. Lynch [Member] | Change In Fv From End Of The Prior Fiscal Year To The Vesting Date For Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(461,447)	116,792	156,075
PEO | Walter J. Lynch [Member] | Fv At The End Of The Prior Fiscal Year For Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,041,948)	0	0
PEO | Walter J. Lynch [Member] | Change In Actuarial Present Value For All Defined Benefit And Acturial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,017,097)	(1,191,466)
PEO | Walter J. Lynch [Member] | Asc 715 Pension Service Cost Attributable To Services Rendered In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			497,171	469,342	260,677
PEO | Susan N. Story [Member] | Grant Date Fair Value (Gdfv) Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,499,895)
PEO | Susan N. Story [Member] | Year End Fv Of Equity Awards Granted During Year That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,633,888
PEO | Susan N. Story [Member] | Change In Fv As Of Year End Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,402,666
PEO | Susan N. Story [Member] | Change In Fv From End Of The Prior Fiscal Year To The Vesting Date For Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					431,257
PEO | Susan N. Story [Member] | Fv At The End Of The Prior Fiscal Year For Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Susan N. Story [Member] | Change In Actuarial Present Value For All Defined Benefit And Acturial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Susan N. Story [Member] | Asc 715 Pension Service Cost Attributable To Services Rendered In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Grant Date Fair Value (Gdfv) Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,151,400)	(1,191,531)	(1,352,217)	(689,695)	(530,355)
Non-PEO NEO | Year End Fv Of Equity Awards Granted During Year That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,148,910	1,103,938	1,315,031	706,983	632,680
Non-PEO NEO | Change In Fv As Of Year End Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,524)	(238,561)	8,930	321,927	411,387
Non-PEO NEO | Change In Fv From End Of The Prior Fiscal Year To The Vesting Date For Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,665)	870	(57,025)	23,821	32,566
Non-PEO NEO | Fv At The End Of The Prior Fiscal Year For Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(92,035)
Non-PEO NEO | Change In Actuarial Present Value For All Defined Benefit And Acturial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(360,504)	(624,104)	0	(226,613)	(203,161)
Non-PEO NEO | Asc 715 Pension Service Cost Attributable To Services Rendered In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 32,952	$ 37,207	$ 47,357	$ 49,379	$ 19,586